Share capital	3 Months Ended
Mar. 31, 2025
Equity [Abstract]
Share capital	Share capital
The Company can acquire up to 10% of its outstanding ordinary shares (by way of redemption), in accordance with Irish law and the Company’s constitutional documents through open market share acquisitions.

On February 18, 2025, the Company's Board of Directors authorized an additional buyback program of up to $750.0 million of the outstanding ordinary shares of the Company. Along with $250.0 million remaining under prior authorizations, the total remaining authorization under the buyback program as of February 18, 2025 was up to $1.0 billion worth of ordinary shares.

During March 2025, 1,360,537 shares were redeemed by the Company under our buyback program for a total consideration of $250.0 million. As of March 31, 2025, the Company had remaining authorization to repurchase up to $750.0 million of ordinary shares under the buyback program.

	Total number of shares purchased	Average price paid per share	Total number of shares purchased as part of publicly announced program	Approximate dollar value of shares that may yet be purchased under the program (in millions)
March 3/12/2025 - 3/19/2025	1,360,537	$183.75	1,360,537	$750.0
	1,360,537	$183.75	1,360,537

During the year ended December 31, 2024, 2,179,699 ordinary shares were redeemed by the Company under this buyback program for a total consideration of $500.0 million.

	Total number of shares purchased	Average price paid per share	Total number of shares purchased as part of publicly announced program	Approximate dollar value of shares that may yet be purchased under the program (in millions)
September 09/18/2024 - 09/25/2024	337,070	$296.67	337,070	$400.0
October 10/28/2024 - 10/31/2024	409,512	$228.57	409,512	$556.4
November 11/01/2024 - 11/07/2024	479,524	$221.87	479,524	$450.0
December 12/02/2024 - 12/19/2024	953,593	$209.73	953,593	$250.0
	2,179,699	$229.39	2,179,699

All ordinary shares redeemed under the buyback program are canceled in accordance with the constitutional documents of the Company and the nominal value of these shares transferred to an undenominated capital fund as required under Irish Company law. Repurchases under the share buyback program may be effected from time to time in open market or privately negotiated transactions in accordance with agreed terms and limitations. The timing and amount of the repurchase transactions under this program will depend on a variety of factors, including market conditions and corporate and regulatory considerations. Depending upon results of operations, market conditions and the development of the economy, as well as other factors, generally we will consider share repurchases on an opportunistic basis from time to time.